Note 12 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Activity [Table Text Block]
Grant Date	Number of Shares	Issued to	Vesting Period (according to the way stock based compensation is expensed)
January 22, 2008	197,562	Officers and Employees	proportionately over a period of 4 years
July 1, 2008	50,000	CEO	on the grant date
September 2, 2008	37,500	Non-Executive Directors	proportionately over a period of 5 years
September 4, 2008	147,243	CEO	In the event of change of control
December 21, 2009	30,000	New Non-Executive Directors	proportionately over a period of 5 years
December 21, 2009	50,000	CEO	on the grant date
October 29, 2010	24,999	Officer	15 equal monthly installments (1st vesting on the grant date)
October 29, 2010	49,999	Officer	15 equal monthly installments (1st vesting on the grant date)
December 2, 2010	50,000	CEO	on the grant date
December 1, 2011	50,000	CEO	on the grant date

Schedule of Nonvested Share Activity [Table Text Block]
	Non-vested Shares	Weighted average grant date fair value
As of January 1, 2012	180,244	$47.95
Vested	(25,500)	$21.86
As of December 31, 2012	154,744	$52.25